Note 4 - Loans - Loan Portfolio by Credit Quality Indicator (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Loans	$ 765,283,855	$ 754,283,563	$ 758,635,595
Pass [Member]
Loans	728,740,714	707,965,052
Special Mention [Member]
Loans	14,610,955	19,530,573
Substandard [Member]
Loans	21,932,186	26,787,938
Commercial and Agricultural Portfolio Segment [Member] | Commercial [Member]
Loans	48,122,263	47,024,878	47,781,689
Commercial and Agricultural Portfolio Segment [Member] | Commercial [Member] | Pass [Member]
Loans	46,468,726	44,249,874
Commercial and Agricultural Portfolio Segment [Member] | Commercial [Member] | Special Mention [Member]
Loans	825,607	1,861,757
Commercial and Agricultural Portfolio Segment [Member] | Commercial [Member] | Substandard [Member]
Loans	827,930	913,247
Commercial and Agricultural Portfolio Segment [Member] | Agricultural [Member]
Loans	16,442,581	17,079,579	19,193,497
Commercial and Agricultural Portfolio Segment [Member] | Agricultural [Member] | Pass [Member]
Loans	15,868,191	16,585,646
Commercial and Agricultural Portfolio Segment [Member] | Agricultural [Member] | Special Mention [Member]
Loans	174,356	192,445
Commercial and Agricultural Portfolio Segment [Member] | Agricultural [Member] | Substandard [Member]
Loans	400,034	301,488
Real Estate Portfolio Segment [Member] | Commercial [Member]
Loans	351,171,668	349,090,031	346,262,033
Real Estate Portfolio Segment [Member] | Commercial [Member] | Pass [Member]
Loans	338,775,805	327,561,169
Real Estate Portfolio Segment [Member] | Commercial [Member] | Special Mention [Member]
Loans	7,662,637	9,403,077
Real Estate Portfolio Segment [Member] | Commercial [Member] | Substandard [Member]
Loans	4,733,226	12,125,785
Real Estate Portfolio Segment [Member] | Commercial Construction [Member]
Loans	45,213,960	30,358,362	40,106,633
Real Estate Portfolio Segment [Member] | Commercial Construction [Member] | Pass [Member]
Loans	41,282,295	28,425,373
Real Estate Portfolio Segment [Member] | Commercial Construction [Member] | Special Mention [Member]
Loans	577,765	1,349,447
Real Estate Portfolio Segment [Member] | Commercial Construction [Member] | Substandard [Member]
Loans	3,353,900	583,542
Real Estate Portfolio Segment [Member] | Residential Construction [Member]
Loans	8,583,446	11,830,447	9,413,263
Real Estate Portfolio Segment [Member] | Residential Construction [Member] | Pass [Member]
Loans	8,583,446	11,630,165
Real Estate Portfolio Segment [Member] | Residential Construction [Member] | Special Mention [Member]
Loans	0
Real Estate Portfolio Segment [Member] | Residential Construction [Member] | Substandard [Member]
Loans		200,282
Real Estate Portfolio Segment [Member] | Residential [Member]
Loans	194,048,945	195,579,967	197,002,419
Real Estate Portfolio Segment [Member] | Residential [Member] | Pass [Member]
Loans	177,962,870	178,618,510
Real Estate Portfolio Segment [Member] | Residential [Member] | Special Mention [Member]
Loans	4,864,893	5,658,526
Real Estate Portfolio Segment [Member] | Residential [Member] | Substandard [Member]
Loans	11,221,182	11,302,931
Real Estate Portfolio Segment [Member] | Farmland [Member]
Loans	67,767,655	66,877,197	61,779,859
Real Estate Portfolio Segment [Member] | Farmland [Member] | Pass [Member]
Loans	66,334,906	65,074,715
Real Estate Portfolio Segment [Member] | Farmland [Member] | Special Mention [Member]
Loans	444,095	839,362
Real Estate Portfolio Segment [Member] | Farmland [Member] | Substandard [Member]
Loans	988,654	963,120
Consumer and Other Portfolio Segment [Member] | Consumer [Member]
Loans	18,956,028	19,695,241	20,605,465
Consumer and Other Portfolio Segment [Member] | Consumer [Member] | Pass [Member]
Loans	18,495,798	19,071,739
Consumer and Other Portfolio Segment [Member] | Consumer [Member] | Special Mention [Member]
Loans	52,970	225,959
Consumer and Other Portfolio Segment [Member] | Consumer [Member] | Substandard [Member]
Loans	407,260	397,543
Consumer and Other Portfolio Segment [Member] | Other [Member]
Loans	14,977,309	16,747,861	$ 16,490,737
Consumer and Other Portfolio Segment [Member] | Other [Member] | Pass [Member]
Loans	14,968,677	16,747,861
Consumer and Other Portfolio Segment [Member] | Other [Member] | Special Mention [Member]
Loans	8,632
Consumer and Other Portfolio Segment [Member] | Other [Member] | Substandard [Member]
Loans